SHARE BASED COMPENSATION (Details) - USD ($)		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 06, 2025
SHARE BASED COMPENSATION (Details) [Line Items]
Share-based compensation expense			$ 5,158,990,000,000
Weighted average exercise price (in Dollars per share)	$ 0.0008993
Agreement restricted stock shares (in Shares)					800,000
Unrecognized share based compensation		$ 229,200
Employee Grant Shares Member
SHARE BASED COMPENSATION (Details) [Line Items]
Weighted average exercise price (in Dollars per share)		$ 0.02385
Class A Ordinary Shares [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Treasury Shares (in Shares)	55,556
Total purchase price	$ 1
Treasury shares, per share (in Shares)	0.7084
Share Incentive Plan 2023 [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Weighted average exercise price (in Dollars per share)		0.0000015
			$ 1,081,000
Share Incentive Plan 2025 [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Weighted average exercise price (in Dollars per share)		0.000015
Total exercise price of the granted shares (in Dollars per share)		$ 0.00001